Exhibit 99.14 Schedule 2

Loan ID	Seller Loan ID	Marketing ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose	Acknowledged / WaivedBy	Waiver in File?
REDACTED		1	B	B	B	B	A	A	A	A	Closed	FCRE4989	REDACTED	REDACTED	Acknowledged	2 - Non-Material	B	B	Credit	Closing	Collections, liens or judgments not paid at closing	Acknowledged-Exception Approval in file to allow REDACTED rate-term with chargeoffs remaining open/unpaid. - Due Diligence Vendor-REDACTED		Acknowledged-Exception Approval in file to allow REDACTED rate-term with chargeoffs remaining open/unpaid. - Due Diligence Vendor-REDACTED		REDACTED		Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Refinance	No Cash Out - Borrower Initiated	Originator Pre-Close	Yes
REDACTED		2	A	A	A	A	A	A	A	A							A	A										Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Purchase	NA
REDACTED	3	C	A	A	A	C	A	A	A	Closed	finding-3635	REDACTED	REDACTED	Resolved	1 - Information	C	A	Compliance	TRID	Charges That In Total Cannot Increase More Than 10% Test	Resolved-COC received - page 9 of submission - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded. Hi,
Please see attached, page 9 is the COC form.
Thanks! - Buyer-REDACTED
																						Open-This loan failed the charges that in total cannot increase more than 10% test. (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($REDACTED ) exceed the comparable charges ($REDACTED ) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). THERE WAS NO REDACTED DISCLOSED ON THE INTITIAL LE. A REDACTED WAS DISCLOSED AS REDACTED A REDACTED WAS DISCLOSED AS REDACTED AND A REDACTED DISCLOSED AS REDACTED ON THE FINAL CD. THE REDACTED INCREASED BY REDACTED AND THE REDACTED INCREASED BY REDACTED FROM THE INITAL LE TO THE FINAL CD. NO COC OR REIMBURSEMENT WAS LOCATED IN THE FILE. - Due Diligence Vendor-REDACTED		Resolved-COC received - page 9 of submission - Due Diligence Vendor-REDACTED			REDACTED	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Purchase	NA	N/A	N/A
REDACTED	3	C	A	A	A	C	A	A	A	Closed	finding-3634	REDACTED	REDACTED	Resolved	1 - Information	C	A	Compliance	TRID	Charges That Cannot Increase Test	Resolved-COC received - page 9 of submission - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded. Hi,
Please see attached, page 9 is the COC form.
Thanks! - Buyer-REDACTED
																						Open-This loan failed the charges that cannot increase test. (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is REDACTED .Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). POINTS WERE DISCLOSED IN THE AMOUNT OF $REDACTED ON THE INITIAL LE. POINTS INCREASED TO $REDACTED ON THE FINAL CD. NO COC OR REIMBURSEMENT WAS LOCATED IN THE FILE. THE REDACTED WAS DISCLOSED AS REDACTED ON THE INITIAL LE. THE REDACTED INCREASED TO THE AMOUNT OF $REDACTED ON THE FINAL CD. A LENDER CREDIT OF $REDACTED WAS ISSUED TO CURE THE INCREASE. - Due Diligence Vendor-REDACTED		Resolved-COC received - page 9 of submission - Due Diligence Vendor-REDACTED			REDACTED	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Purchase	NA	N/A	N/A
REDACTED	3	C	A	A	A	C	A	A	A	Closed	finding-3631	REDACTED	REDACTED	Resolved	1 - Information	C	A	Compliance	Points & Fees	Reimbursement Amount Validation Test	Resolved-COC received - page 9 of submission - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded. Hi,
Please see attached, page 9 is the COC form.
Thanks! - Buyer-REDACTED
																						Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. THERE WAS NO REDACTED DISCLOSED ON THE INTITIAL LE. A REDACTED WAS DISCLOSED AS $REDACTED A REDACTED WAS DISCLOSED AS $REDACTED AND A REDACTED DISCLOSED AS $REDACTED ON THE FINAL CD. THE REDACTED INCREASED BY $REDACTED AND THE REDACTED INCREASED BY $REDACTED FROM THE INITAL LE TO THE FINAL CD. NO COC OR REIMBURSEMENT WAS LOCATED IN THE FILE. POINTS WERE DISCLOSED IN THE AMOUNT OF $REDACTED ON THE INITIAL LE. POINTS INCREASED TO $REDACTED ON THE FINAL CD. NO COC OR REIMBURSEMENT WAS LOCATED IN THE FILE. THE REDACTED WAS DISCLOSED AS $REDACTED ON THE INITIAL LE. THE REDACTED INCREASED TO THE AMOUNT OF $REDACTED ON THE FINAL CD. A LENDER CREDIT OF $REDACTED WAS ISSUED TO CURE THE INCREASE. THE REDACTED WAS DISCLOSED AS $REDACTED ON THE INITIAL LE. THE REDACTED INCREASED TO THE AMOUNT OF $REDACTED ON THE FINAL CD. A LENDER CREDIT OF $REDACTED WAS ISSUED TO CURE THE INCREASE. - Due Diligence Vendor-REDACTED		Resolved-COC received - page 9 of submission - Due Diligence Vendor-REDACTED			REDACTED	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Purchase	NA	N/A	N/A
REDACTED	4	C	A	C	A	C	A	A	A	Closed	FCRE1148	REDACTED	REDACTED	Resolved	1 - Information	C	A	Credit	Title	Title Coverage is Less than Subject Lien(s) Total	Resolved-Title with updated coverage amount received - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded. Hi,
Please see correct title with the updated Loan amount of REDACTED
Thanks! - Seller-REDACTED
																						Open-Title Coverage Amount of $REDACTED is Less than Total Amount of Subject Lien(s) - Title Coverage Amount of $REDACTED is Less than Total Amount of Subject Lien of $REDACTED . - Due Diligence Vendor-REDACTED	Ready for Review-Document Uploaded. Hi, Please see correct title with the updated Loan amount of REDACTED Thanks! - Seller-REDACTED	Resolved-Title with updated coverage amount received - Due Diligence Vendor-REDACTED			REDACTED	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Purchase	NA	N/A	N/A
REDACTED	4	C	A	C	A	C	A	A	A	Closed	FCRE0360	REDACTED	REDACTED	Resolved	1 - Information	C	A	Credit	Borrower	Verification of Rent (VOR)/Verification of Mortgage (VOM) Document is incomplete	Resolved-Prior 12+ months housing history verified. - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded. Hello,
Please see attached. The most recent rental history, and then the past mortgage payments for the hold that was sold are attached.
Thanks! - Buyer-REDACTED
Counter-Settlement statement from prior home does not show payment history. Please provide payment history on prior home mortgage to show 12 months history. - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded. Hi,
Please see attached settlement statement for the sale and VOM.
Thanks! - Buyer-REDACTED
																						Open-Borrower explanation - pg 94 - references selling the prior home at REDACTED VOM on that mortgage prior to sale needed to verify payment history. - Due Diligence Vendor-REDACTED		Resolved-Prior 12+ months housing history verified. - Due Diligence Vendor-REDACTED			REDACTED	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Purchase	NA	N/A	N/A
REDACTED	4	C	A	C	A	C	A	A	A	Closed	finding-3652	REDACTED	REDACTED	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test	Resolved-COC received - Due Diligence Vendor-REDACTED
Ready for Review-Document Uploaded. Hi,
Please see the attached COC CD.
Thanks! - Seller-REDACTED
																						Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($REDACTED ) does not exceed or equal the comparable sum of specific and non-specific lender credits ($REDACTED ). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). A LENDER CREDIT OF $REDACTED WAS DISCLOSED ON THE INITIAL CD DATE REDACTED . THE LENDER CREDIT DECREASED TO $REDACTED ON THE FINAL CD. NO COC OR REIMBURSEMENT WAS LOCATED IN THE FILE. - Due Diligence Vendor-REDACTED	Ready for Review-Document Uploaded. Hi, Please see the attached COC CD. Thanks! - Seller-REDACTED	Resolved-COC received - Due Diligence Vendor-REDACTED			REDACTED	Non-QM: Lender documented all ATR UW factors	Non-QM: Lender documented all ATR UW factors	REDACTED	REDACTED	Primary Residence	Purchase	NA	N/A	N/A
REDACTED	5	B	B	B	B	A	A	A	A	Closed	FCRE1148	REDACTED	REDACTED	Acknowledged	2 - Non-Material	B	B	Credit	Title	Title Coverage is Less than Subject Lien(s) Total	Acknowledged-Coverage not contained in commitment, but acknowledge full coverage. Final title policy to include coverage amount. - Due Diligence Vendor-REDACTED
																						Open-Title Coverage Amount of $REDACTED is Less than Total Amount of Subject Lien(s) - Due Diligence Vendor-REDACTED		Acknowledged-Coverage not contained in commitment, but acknowledge full coverage. Final title policy to include coverage amount. - Due Diligence Vendor-REDACTED				ATR/QM: Exempt	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Refinance	Cash Out - Other	N/A	N/A
REDACTED	6	B	B	B	B	A	A	A	A	Closed	FCRE1148	REDACTED	REDACTED	Acknowledged	2 - Non-Material	B	B	Credit	Title	Title Coverage is Less than Subject Lien(s) Total	Acknowledged-Coverage not contained in commitment, but acknowledge full coverage. Final title policy to include coverage amount. - Due Diligence Vendor-REDACTED
																						Open-Title Coverage Amount of $REDACTED is Less than Total Amount of Subject Lien(s) Note amount of REDACTED vs. Title amount of REDACTED - Due Diligence Vendor-REDACTED		Acknowledged-Coverage not contained in commitment, but acknowledge full coverage. Final title policy to include coverage amount. - Due Diligence Vendor-REDACTED				ATR/QM: Exempt	ATR/QM: Exempt	REDACTED	REDACTED	Investment	Refinance	Cash Out - Other	N/A	N/A